Weighted Average Assumptions Used in Estimating Fair Value of Stock Options (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation arrangement by share-based payment award, Fair value assumptions and methodology
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	41.70%	56.70%	64.40%
Expected term (years)	5 years 11 months 9 days	5 years 5 months 1 day	5 years 8 months 27 days
Risk-free interest rate	1.53%	1.70%	1.90%